Label	Element	Value
Victory Strategic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Victory Funds

Victory Strategic Allocation Fund

Supplement dated July 20, 2020

to the Prospectus dated March 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Fund will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of the Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of the Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of the Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Strategic Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following replaces the “Shareholder Fees” in the table in the section titled “Fund Fees and Expenses” on page 1 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
2.	The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
3.	The Investment Performance information for Class A shares of the Fund found on page 5 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Strategic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,890
Victory Strategic Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Victory Strategic Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Victory Strategic Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.